Long-Term Debt and Short-Term Borrowings - Short-Term Borrowings and Current Portion of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt
Total long-term debt	$ 13,198	$ 11,478
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	$ 1,853	972
Current portion of long-term debt
Long-Term Debt
Interest rate - effective	0.67%
Total long-term debt	$ 1,102	800
Commercial paper
Long-Term Debt
Interest rate - effective	1.50%
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	$ 745
Other borrowings
Long-Term Debt
Interest rate - effective	5.35%
Short-Term Borrowings and Current Portion of Long-Term Debt
Short-term borrowings and current portion of long-term debt	$ 6	$ 172